Identification and Activities of the Company and Subsidiaries	12 Months Ended
Dec. 31, 2021
Disclosure of Identification and Activities of the Company and Subsidiaries [Abstract]
Disclosure of Identification and Activities of the Company and Subsidiaries [Text Block]
N o te 1	Identification and Activities of the Company and Subsidiaries

1.1	Historical background

Sociedad Química y Minera de Chile S.A. is an open stock corporation founded under the laws of the Republic of Chile and its Chilean Tax Identification Number is 93.007.000-9.

The Company was incorporated through a public deed dated June 17, 1968 by the public notary of Santiago Mr. Sergio Rodríguez Garcés. Its existence was approved by Decree No. 1,164 of June 22, 1968 of the Ministry of Finance, and it was registered on June 29, 1968 in the Registry of Commerce of Santiago, on page 4,537 No. 1,992. SQM’s headquarters are located at El Trovador 4285, Floor 6, Las Condes, Santiago, Chile, The Company's telephone number is +(56 2) 2425-2000.

The Company is registered in the CMF under number 184 of March 18, 1983 and is therefore subject to oversight by that entity.

1.2	Main domicile where the Company performs its production activities

The Company’s main domiciles are: Calle Dos Sur plot No. 5 - Antofagasta; Arturo Prat 1060 - Tocopilla; Administration Building w/n - Maria Elena; Administration Building w/n Pedro de Valdivia - María Elena, Anibal Pinto 3228 - Antofagasta, Kilometer 1378 Ruta 5 Norte Highway - Antofagasta, Coya Sur Plant w/n - Maria Elena, kilometer 1760 Ruta 5 Norte Highway - Pozo Almonte, Salar de Atacama (Atacama Saltpeter deposit) potassium chloride plant w/n - San Pedro de Atacama, potassium sulfate plant at Salar de Atacama w/n – San Pedro de Atacama, Minsal Mining Camp w/n CL Plant CL, Potassium– San Pedro de Atacama, formerly the Iris Saltpeter office w/n, Commune of Pozo Almonte, Iquique, Level 1, 225 Dt Georges Tce Perth WA 6000, Australia.

1.3	Codes of main activities

The codes of the main activities as established by the CMF, as follows:

•	1700 (Mining)
•	2200 (Chemical products)
•	1300 (Investment)

1.4	Description of the nature of operations and main activities

The products of the Company are mainly derived from mineral deposits found in northern Chile where mining takes place and caliche and brine deposits are processed.

(a) Specialty plant nutrition: Four main types of specialty plant nutrients are produced: potassium nitrate, sodium nitrate, sodium potassium nitrate and specialty blends. In addition, other specialty fertilizers are sold including third party products.

(b) Iodine: The Company produces iodine and iodine derivatives, which are used in a wide range of medical, pharmaceutical, agricultural and industrial applications, including x-ray contrast media, polarizing films for LCD and LED, antiseptics, biocides and disinfectants, in the synthesis of pharmaceuticals, electronics, pigments and dye components.

(c) Lithium: The Company produces lithium carbonate, which is used in a variety of applications, including electrochemical materials for batteries, frits for the ceramic and enamel industries, and it is an important ingredient in the manufacture of gunpowder, heat-resistant glass (ceramic glass), air conditioning chemicals, continuous casting powder for steel extrusion, primary aluminum smelting process, pharmaceuticals and lithium derivatives. We are also a leading supplier of lithium hydroxide, which is primarily used as an input for the lubricating greases industry and for certain cathodes for batteries.

(d) Industrial chemicals: The Company produces three industrial chemicals: sodium nitrate, potassium nitrate and potassium chloride. Sodium nitrate is used primarily in the production of glass, explosives, and metal treatment. Potassium nitrate is used in the manufacturing of specialty glass, and it is also an important raw material to produce of frits for the ceramics and enamel industries. Solar salts, a combination of potassium nitrate and sodium nitrate, are used as a thermal storage medium in concentrated solar power plants. Potassium chloride is a basic chemical used to produce potassium hydroxide, and it is also used oil drilling, and to produce carrageenan.

(e) Potassium: The Company produces potassium chloride and potassium sulfate from brines extracted from the Salar de Atacama. Potassium chloride is a commodity fertilizer used to fertilize a variety of crops including corn, rice, sugar, soybean and wheat. Potassium sulfate is a specialty fertilizer used mainly in crops such as vegetables, fruits and industrial crops.

(f) Other products and services: The Company also sells other fertilizers and blends, some of which we do not produce, mainly potassium nitrate, potassium sulfate and potassium chloride. This business line also includes revenue from commodities, services, interests, royalties and dividends.

1.5	Other background

(a)	Employees

As of December 31, 2021, and 2020, the workforce was as follows:

	As of December 31, 2021			As of December 31, 2020
Employees	SQM S.A.	Other subsidiaries	Total	SQM S.A.	Other subsidiaries	Total
Executives	33	103	136	33	93	126
Professionals	117	1,639	1,756	108	1,696	1,804
Technicians and operators	275	3,914	4,189	267	3,310	3,577
Overall total	425	5,656	6,081	408	5,099	5,507

	As of December 31, 2021			As of December 31, 2020
Place of work	SQM S.A.	Other subsidiaries	Total	SQM S.A.	Other subsidiaries	Total
In Chile	425	5,246	5,671	408	4,672	5,080
Outside Chile	-	410	410	-	427	427
Overall total	425	5,656	6,081	408	5,099	5,507

(b)	Main shareholders

As of December 31, 2021, there were 1,500 shareholders.

The
f
ollowing table shows information about the main shareholders of the Company’s Series A or Series B shares in circulation as of December 31, 2021 and 2020, in line with information provided by the DCV, with respect to each shareholder that, to our knowledge, owns more than 5% of the outstanding Series A or Series B shares. The following information is derived from our registry and reports managed by the DCV and informed to the CMF and the Chilean Stock Exchange:

Shareholders as of December 31, 2021	No. of Series A	% of Series A shares	No. of Series B	% of Series B shares	% of total shares
The Bank of New York Mellon, ADRs	-	-	67,603,420	47.34%	23.67%
Inversiones TLC SpA (1)	62,556,568	43.80%	-	-	21.90%
Sociedad de Inversiones Pampa Calichera S.A. (2)	44,989,231	31.50%	-	-	15.75%
Potasios de Chile S.A.	18,179,147	12.73%	-	-	6.36%
Banco de Chile via State Street	23,428	0.02%	9,178,379	6.43%	3.22%
Banco Santander via foreign investor accounts	-	-	8,856,091	6.20%	3.10%
Inv. Global Mining (Chile) Ltda.	8,798,539	6.16%	-	-	3.08%
Banco de Chile non-resident third party accounts	445	-	7,939,865	5.56%	2.78%
Banco de Chile via Citi NA New York Clients	67,463	0.05%	4,795,310	3.36%	1.70%
Inversiones la Esperanza de Chile Limitada	4,246,226	2.97%	-	-	1.49%
Larraín Vial S.A. Corredora de Bolsa	125,726	0.09%	3,653,614	2.56%	1.32%
AFP Habitat S.A. for Pension Fund C	-	-	2,914,292	2.04%	1.02%

Shareholders as of December 31, 2020	No. of Series A	% of Series A shares	No. of Series B	% of Series B shares	% of total shares
Inversiones TLC SpA (1)	62,556,568	43.80%	-	-	23.77%
The Bank of New York Mellon, ADRs	-	-	50,792,452	42.19%	19.30%
Sociedad de Inversiones Pampa Calichera S.A. (2)	44,894,152	31.43%	922,971	0.77%	17.41%
Potasios de Chile S.A.	18,179,147	12.73%	-	-	6.91%
Inversiones Global Mining (Chile) Limitada	8,798,539	6.16%	-	-	3.34%
Euroamerica C de B S. A.	1,418	-	8,788,517	7.30%	3.34%
Banco Santander via foreign investor accounts	-	-	7,294,827	6.06%	2.77%
Banco de Chile via State Street	-	-	6,971,782	5.79%	2.65%
Banco de Chile non-resident third party accounts	-	-	6,129,339	5.09%	2.33%
Inversiones la Esperanza de Chile Limitada	4,147,263	2.90%	46,500	0.04%	1.59%
Banchile Corredora de Bolsa S. A.	459,202	0.32%	2,426,758	2.02%	1.10%
Banco de Chile on behalf of Citibank NA New York customers	177,463	0.12%	1,732,249	1.44%	0.73%

(1) As reported by DCV, which records the Company's shareholders' register as of December 31, 2021 and 2020, Inversiones TLC SpA, a subsidiary wholly owned by
Tianqi Lithium Corporation, is the direct owner of 62,556,568
Series A
shares of
t
he Company equivalent to 21.90% of SQM’s

total outstanding
shares.
As reported by Inversiones TLC SpA,

Tianqi Lithium Corporation
also
 own
ed
 5,275,318 Series B shares
in the form
of
ADRs (which are reflected in the
 Series B shares.
held by The Bank of New York Mellon, as depositary of the ADRs). Therefore
, as of December 31, 2021, Tianqi Lithium Corporation directly and indirectly h eld
 23.75% of all SQM
Series A shares and Series B

shares
outstanding
. As of December 31, 2020, Tianqi Lithium Corporation
holdsdirectly and indirectly held
 25.86% of all SQM Series A
shares

and
Series
B shares

outstanding
.

(2) As of December 31, 2021, Sociedad de Inversiones Pampa Calichera S.A. has 47,480,196 Series A and B shares; 2,490,965 Series B shares are held by different brokers. As of December 31, 2020, Sociedad de Inversiones Pampa Calichera S.A. has 57,235,201 Series A and B shares; 11,418,078 Series B shares are held by different brokers.

1.6	Covid-19

In January 2020, the WHO deemed COVID-19 a global pandemic. In March 2020, the Chilean Ministry of Health declared a nationwide State of Emergency. As a precaution, our management has implemented several measures to help reduce the speed at which the coronavirus spreads, including measures to mitigate the spread in the workplace, significant reductions in employee travel and a mandatory quarantine for people who have arrived from high risk destinations, in consultation with governmental and international health organization guidelines, and will continue to implement measures consistent with evolving coronavirus situation.

The Company reports on the following points in relation to the outbreak of the COVID-19 virus and its being declared to be a global pandemic by the WHO:

(1)	Regarding the financial and operational effects that this situation could mean for the Company, it is worth noting that the Company sells its products worldwide, with Asia, Europe and North America being its main markets. Border closures, decrease in commercial activity and difficulties and disruptions in the supply chains in the markets in which we sell have impacted our ability to fulfill our previous sales volume estimates, the impact on our sales volumes and average prices will depend on the duration of the virus in different markets, the efficiency of the measures implemented to contain the spread of the virus in each country and fiscal incentives that may be implemented in different jurisdictions to promote economic recovery.

For now, our operations have not seen any material impacts related to the outbreak of COVID-19 virus.

We have taken measures to mitigate the impacts of this health emergency on our employees and limit the impact it could have on our operations (described below in point 2).
(2)	Regarding the measures that management has adopted or intends to adopt to mitigate possible financial and/or operational effects, we inform that the Company has implemented a series of measures in its operations in Chile and abroad that seek to protect its workers and reduce the speed at which the virus spreads. The measures adopted by the Company are:

(a)	The flexibility of the working day, arrival and departure times, together with the incentive to work from home in those cases where this is possible.
(b)	Avoidance of crowds, seminars and large meetings in the Company´s offices and operating facilities.
(c)	Strengthening personal hygiene protocols (use of alcohol-based gel, masks, etc.) and sanitation in plants, cafeterias and offices.
(d)	Significant reduction in domestic and international travel, along with obligatory quarantine for people who have arrived from high risk destinations.
(e)	The costs associated with the measures implemented by the company correspond primarily to increased expenses in transportation, supplies, room and board, among others.

(3)	We hereby inform that we do not currently have any other information that management believes is relevant to provide.

1.7	Capital stock increase

On April 28, 2021, the Company completed a US$1.1 billion capital stock increase. The capital stock increase was approved at an extraordinary shareholders’ meeting held by the Company on January 22, 2021. It included a mandatory 30-day pre-emptive rights offering, under Chilean law, to existing holders of the Company’s Series B common stock and a corresponding pre-emptive rights offering to existing holders of American Depositary Shares (ADSs). Existing shareholders received transferable share rights to subscribe for shares of Series B common stock at a subscription price of US$50 per share and the share rights were traded in Chile on the Santiago Stock Exchange and the Electronic Stock Exchange. Existing ADS holders received transferable ADS rights to subscribe for ADSs at a subscription price of US$50 per ADS and the ADS rights were traded in the U.S. on the New York Stock Exchange. The pre-emptive rights offerings ended on April 24, 2021 with respect to the share rights in Chile and on April 19, 2021 with respect to the ADS rights in the U.S. Of the 22,441,932 new Series B shares offered in the pre-emptive rights offerings, a total of 21,687,549 Series B shares (including shares in the form of ADSs), i.e. almost 97% of the Serie B shares offered, were subscribed in the preemptive rights offerings. The remaining 754,383 Series B shares that were not subscribed for in the pre-emptive rights offerings were offered and placed in auctions conducted through the Santiago Stock Exchange to investors in Chile and outside Chile (including in the United States) on April 28, 2021, at an average price of approximately US$54 per share.

As of December 31, 2021, contributed capital is US$ 1.1 billion net of expenses for ThUS 24,503.

1.8	Approval of investment in Mount Holland

On February 17, 2021, the Board of Directors approved the investment in the Mount Holland lithium project in Western Australia. SQM's share of the project investment is expected to be approximately US$700 million, between 2021 and 2025. The feasibility study confirms an expected initial production capacity of 50,000 metric tons of lithium hydroxide during the second half of 2024. See Note 8.5.